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                              THE KENSINGTON FUNDS

                      Supplement Dated May 17, 2006 to the
                         Prospectus dated April 28, 2006

The following information supplements the current disclosure on Page 42 of the Prospectus under the section titled "Dividends and Distributions" and replaces the first sentence in that section in its entirety with the following:

Each Fund (other than the International Real Estate Fund) will pay dividends, if any, from any income quarterly. The International Real Estate Fund will pay dividends, if any, from any income semi-annually.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



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                              THE KENSINGTON FUNDS

                            CLASS Y SHARES PROSPECTUS

                      Supplement Dated May 17, 2006 to the
                         Prospectus dated April 28, 2006

The following information supplements the current disclosure on Page 41 of the Prospectus under the section titled "Dividends and Distributions" and replaces the first sentence in that section in its entirety with the following:

Each Fund (other than the International Real Estate Fund) will pay dividends, if any, from any income quarterly. The International Real Estate Fund will pay dividends, if any, from any income semi-annually.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE